SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Summary of net change in working capital
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2022	2021	2020
Trade receivables and other current assets	$(296)	$(515)	$(2)
Accounts payable and accrued liabilities	109	(282)	(91)
Other assets and liabilities	(7)	81	(62)
	$(194)	$(716)	$(155)